Discontinued Operations - Net assets of discontinued operations and reconciliation of gain on sale of discontinued operations (Details) - USD ($)		12 Months Ended
	Apr. 27, 2022	Jun. 30, 2022
OTHER LIABILITIES:
Total gain on sale of discontinued operations		$ 34,110,454
Discontinued operations. | Xiangtai BVI and Silanchi
CURRENT ASSETS:
Cash and cash equivalents	$ 476,105
Accounts receivables, net	3,945,103
Other receivables, net	6,214,926
Prepayments	140,264
Total current assets of discontinued operations	10,776,398
OTHER ASSETS:
Other receivables	60,492
Plant and equipment, net	1,996,324
Intangible assets, net	299,627
Operating lease right-of-use assets	2,049,125
Total other assets of discontinued operations	4,405,568
Total assets of discontinued operations	15,181,966
CURRENT LIABILITIES:
Loans from third parties	8,015,608
Current maturities of long-term loan - bank	831,329
Accounts payable	16,457,687
Accounts payable - related party	3,636,175
Customer deposits	4,400,350
Customer deposit - related party	35,815
Other payables and accrued liabilities	1,676,816
Other payables - related parties	20,000
Operating lease liabilities	38,088
Taxes payable	4,118,960
Total current liabilities of discontinued operations	39,230,828
OTHER LIABILITIES:
Loans from third parties	1,513,203
Long-term loans - related parties	762,654
Operating lease liabilities - noncurrent	83,747
Total other liabilities of discontinued operations	2,359,604
Total liabilities of discontinued operations	41,590,432
Total net deficit	(26,408,466)
Retained earnings carryover	(56,761,139)
Total consideration received	4,029,212
Exchange rate effect	(271,431)
Total gain on sale of discontinued operations	$ 34,110,454